ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2018
                                          Principal/     Fair
                                            Shares/     Value
					  Contracts
INVESTMENTS - 106%

Convertible Preferred Stock - 9%
United States - 9%
Affiliated Managers Group,Inc. 5.150%     20,215    $1,188,895
   Due 10-15-37
Blueknight Energy Partners 11.000%        30,370       190,875
Bunge Limited 4.875%			  18,800     2,029,554
Cowen Group, Inc. 5.625%                   1,020       910,988

Total Convertible Preferred Stock
(cost $4,094,510)                                    4,320,312

Convertible Bonds - 80%
Bermuda - 1%
Teekay (144A) 5.000% Due 01-15-23 (b)     326,000      295,960

Canada-2%
First Majestic Silver (144A)              850,000      773,500
  1.875% Due 03-01-23 (b)

China-6%
Ctrip.com International, Ltd.             980,000    1,020,180
  1.990% Due 07-01-25 (d)
Semiconductor Manufacturing, Intl.(Reg S) 500,000      528,125
  0.000% Due 07-07-22 (c)(e)
Weibo (144A) 1.250% Due 11-15-22 (b)    1,270,000    1,221,645

Total China                                          2,769,950

France-2%
Total S.A (Reg S) 0.500%                 600,000       685,500
Due 12-02-22 (e)
Vinci S.A (Reg S) 0.375%                 400,000       432,000
Due 02-16-22 (e)

Total France                                         1,117,500

Germany-7%
Deutsche Bank AG London (JPM)           1,100,000    1,109,900
1.000% Due 05-01-23
Siemens AG (Reg S)                      2,000,000    2,160,000
  1.650% Due 08-16-19(e)

Total Germany                                        3,269,900

Ghana-1%
Tullow Oil Jersey Ltd. (Reg S) 6.625%
  Due 07-12-21 (e)                        400,000      524,944

Norway - 1%
Ship Finance International 5.750%
 Due 10-15-21                             500,000      498,125

United States - 60%
Air Lease Corporation 3.875%              180,000      283,383
   Due 12-01-18
Air Transport Services Group (144A)       800,000      765,500
   1.125% Due 10-15-24 (b)
Akamai Tech (144A) 0.125%                 210,000      206,850
   Due 05-01-25 (b)
Altaba 0.000%                             300,000      382,646
   Due 12-01-18 (c)
Ascent Capital Group LLC 4.000%           990,000      683,100
   Due 07-15-20
Atlas Air Worldwide Holdings 1.875%       630,000      759,922
   Due 06-01-24
BioMarin Pharmaceutical, Inc.           1,030,000    1,090,512
   0.599% Due 08-01-24 (d)
Booking Holdings                          386,000      458,182
   0.900% Due 09-15-21 (d)
Bristow Group 4.500%                      550,000      556,875
   Due 06-01-23
Carriage Services 2.750%                  278,000      308,927
   Due 03-15-21
Clovis Oncology, Inc.                     600,000      561,000
   2.500% Due 09-15-21
Cowen Group, Inc. (144A)  	          205,000      229,344
   3.000% Due 12-15-22 (b)
Flexion Therapeutics (144A)             1,400,000    1,418,375
   3.375% Due 05-01-24 (b)(d)
Greenbrier Companies 2.875%               150,000      178,662
   Due 02-01-24 (d)
Harmonic, Inc. 4.000%                     417,000      485,805
   Due 12-01-20 (d)
Hope Bancorp (144A) 2.000%              1,020,000      951,150
   Due 05-15-38 (b)
Insmed 1.750%                             850,000      721,041
   Due 01-15-25
InterDigital, Inc.                        850,000    1,000,875
   1.500% Due 03-01-20 (d)
Jazz Investments I (144A)                 800,000      815,500
   1.500% Due 08-15-24 (b)
JPMorgan Chase Finance, Co. (144A)        100,000       96,860
   0.250% Due 05-01-23 (b)
Kaman Corporation 3.250%                  240,000     282,480
   Due 05-01-24
Liberty Interactive, LLC (144A)         1,270,000    1,427,206
   1.750% Due 09-30-46 (b)(d)
Liberty Media Corporation 1.375%        1,500,000    1,826,250
   Due 10-15-23 (d)
Microchip Technology, Inc. (144A)         900,000      957,937
   1.625% Due 02-15-27 (b)(d)
NantHealth 5.500%                       1,130,000      704,837
   Due 12-15-21
Nevro Corporation 1.750%                1,000,000      991,609
   Due 06-01-21
ON Semiconductor Corporation              300,000      337,875
   1.625% Due 10-15-23
Palo Alto Networks (144A) 0.750%        1,120,000    1,169,700
   Due 07-01-23 (b)
Par Pacific Holdings, Inc.                750,000      962,812
   5.000% Due 06-15-21 (d)
Patrick Industries, Inc. (144A)           110,000      104,088
   1.000% Due 02-01-23 (b)
Pernix Therapeutics Holdings 4.250%       530,000      185,500
   Due 04-01-21
PRA Group Inc. 3.500%                     500,000      516,875
   Due 06-01-23
Redfin 1.750%                             460,000      418,600
   Due 07-15-23
RH (144A) 0.000%                          500,000      618,715
   Due 06-15-23 (b)(c)
RH (144A) 0.000%                          710,000      673,169
   Due 06-15-23 (b)(c)
ServiceNow, Inc. (144A) 0.000%            400,000      596,500
   Due 06-01-22 (b)(c)
Splunk (144A) 0.500%                      220,000      226,875
   Due 09-15-23 (b)
Supernus Pharmaceuticals (144A)           620,000      694,400
   0.625% Due 04-01-23 (b)
Team 5.000%                                90,000      113,737
   Due 08-01-23
Theravance Biopharma 3.250%               800,000      946,000
   Due 11-01-23
Vitamin Shoppe, Inc. 2.250%               210,000      184,800
   Due 12-01-20
Workday, Inc. (144A) 0.250%               880,000    1,018,600
   Due 10-01-22 (b)
Zillow 2.000%                             280,000      303,450
   Due 12-01-21 (d)
Zillow Group, Inc. 1.500%                 680,000      629,425
   Due 07-01-23

        Total United States                         27,845,949

Total Convertible Bonds (cost $36,802,146)          37,095,828

Corporate Bond Units - 2%
France - 2%
LVMH Moet Hennessy Louis Vuitton SE        2,820     1,037,478
 (Reg S) (e)

Total Corporate Bond Units (cost $858,750)           1,037,478

Corporate Bonds - 1%
United States - 1%
Global Brokerage 7.000%                 1,324,889      529,956
    Due 02-08-23

Total Corporate Bonds (cost $615,707)                  529,956

Common Stock - 9%
China-0%
Emerald Plantation Holdings (c)           180,362       10,822

United States - 9%
Cinedigm Corporation (c)                   34,541       40,068
Cumulus Media, Inc. (c)                    54,660      949,717
Daseke (c)                                  8,000       64,160
Emmis Communication (c)                   194,100    1,026,789
School Specialty, Inc. (c)                 26,500      474,350
Urban One,Inc. (c)                        680,000    1,411,000


      Total United States                            3,966,084

      Total Common Stock (cost $4,932,208)           3,976,906


WARRANTS - 5%
United States - 5%
Ashland Global Holdings, Inc.,
  $1,000 strike price,
  expire 3-31-29 (c)                        2,260       28,041
Cumulus Media, $0.0000001 strike price      5,340       90,446
  expire 06-04-38 (c)
Daseke, $11.50 strike price               393,367      314,694
   expire 2/27/2022 (c)
Hostess Brand, $11.50 strike price        425,000      450,288
   expire 11-14-21 (c)
Simply Good Foods Company, $11.50         172,143    1,368,537
 stirke price, expire 7/7/22 (c)
Willscot Corporation, $11.50               34,500     102, 810
 strike price, expire 09-10-22 (c)


      Total Warrants(cost $1,766,909)                2,354,816


Escrow-0%
China-0%
Sino Forest Corporation escrow          1,180,000        3,097

Georgia - 0%
MIG LLC escrow                          5,158,766       30,953

United States - 0%
TerraVia Holdings 5% Escrow              690,000        11,040
TerraVia Holdings 6% Escrow              180,000         2,880
    Total United States                                $13,920

   Total Escrow (cost $802,919)                         47,970

TOTAL INVESTMENTS (cost $49,873,149)                49,363,266


SECURITIES SOLD SHORT -(7%)
Common Stock - (7%)
United States- (7%)
Ascent Capital Group LLC                 (20,085)     $(35,550)
Pernix Therapeutics Holdings             (29,025)      (27,963)
Simply Good Foods Company               (154,929)   (3,013,369)
Willscot Corporation                      (1,600)      (27,440)

        Total Common Stock (proceeds $2,783,611)    (3,104,322)

Call Options- (0%)
United States- (0%)
Pernix Therapeutics, $5.00 Call price,      (81)          (608)
   expire 11/16/18(c)
         Total Call Options (proceeds $1,549)             (608)

TOTAL SECURITIES SOLD SHORT                         (3,104,930)
      (proceeds $2,785,160)


(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of September 30, 2018.

FAIR VALUE MEASUREMENTS

FASB ASC Topic 820, Fair Value Measurement ("Topic 820"), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

*	Level 1 - quoted prices in active markets for identical
        securities
*	Level 2 - other significant observable inputs (including
        quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
*	Level 3 - significant unobservable inputs (including
        the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


The following table summarizes the inputs used to value the Fund's investments as of September 30, 2018:


                        Level 1   Level 2   Level 3   Total

Convertible Preferred
 Stock                      $0  $4,320,312       $0  $4,320,312
Convertible Bonds            0  37,095,828        0  37,095,828
Convertible Bond Units       0   1,037,478        0   1,037,478
Corporate Bonds              0     529,956        0     529,956
Common Stock         2,080,734   1,896,172        0   3,976,906
Warrants             2,236,328           0  118,488   2,354,816
Escrow                       0           0   47,970      47,970
Total Investments   $4,317,062 $44,879,746 $166,458 $49,363,266


The following table summarizes the Fund's common stock industry concentrations as of September 30, 2018:

                            Level 1   Level 2  Level 3    Total

Cable & Satellite TV     $1,976,506        $0    $0  $1,976,506
Forestry/Paper                    0    10,822     0      10,822
Media Content                     0 1,411,000     0   1,411,000
Metals/Mining Excluding Steel     0         0     0           0
Software/Services            40,068         0     0      40,068
Specialty Retail                  0   474,350     0     474,350
Trucking & Delivery          64,160         0     0      64,160
Total Common Stock       $2,080,734  $1,896,172  $0  $3,976,906


The following table summarizes the inputs used to value the Fund's securities sold short as of September 30, 2018:

                          Level 1  Level 2  Level 3      Total

Common Stock
Building & Construction   $27,440    $0       $0       $27,440
Consumer Services          35,550     0        0        35,550
Food - Wholesale        3,013,369     0        0     3,013,369
Pharmaceuticals            27,963     0        0        27,963
Call Options                  608     0        0           608
Total securities       $3,104,930    $0       $0    $3,104,930
  sold short


The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                              Common
                               Stock	Warrants      Escrow
Balance as of
  December 31, 2017       $1,155,968  	 $26,141     $34,640
Realized gain (loss)         379,330           0           0
Net change in appreciation
  (depreciation)             768,126       9,577        (590)
Purchases                          0      82,770           0
Sales/return of capital   (2,303,424)          0           0
Transfers into Level 3             0           0      13,920
Transfers out of Level 3           0           0           0
Balance as of
  September 30, 2018              $0  	$118,488     $47,970


For the nine months ended September 30, 2018, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

  Common
  Stock     Warrants    Escrow

     $0      $9,577     $(590)

The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the nine months ended
September 30, 2018, there were no transfers between Levels 1, 2 and 3.

FASB Accounting Standards Update ("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of September 30, 2018. The table includes
Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

Description    Fair Value as of   Valuation Unobservable  Amount/
Assets:	      September 30, 2018  Technique    Inputs     Range
Warrants          $11,848        Discount to  Liquidity     50%
                                 Black-Sholes  discount
                                 pricing model
Escrow            $47,970        Broker quote


The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stock and warrants is a liquidity discount. A significant and reasonable increase or decrease in the unobservable inputs for any of these Level 3 investments would result in a significant decrease or increase in the fair value measurement.

The valuation process of Level 3 securities follows the valuation of investments policy as disclosed in footnote 2.

DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging ("Topic 815"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the nine months ended September 30, 2018, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. The fair value of warrants as of September 30, 2018 was $2,354,816 and is included in investments on the schedule of investments.

During the nine months ended September 30, 2018, the Fund held call options which are considered derivative instruments under Topic 815. Call options are an agreement that gives the Fund the right (but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options. The fair value of call options as of September 30, 2018 was $(608) and is included in securities sold short on the schedule of investments.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations.
The following table summarizes the net realized loss and net change in unrealized depreciation on derivative instruments for the nine months ended September 30, 2018:

                                                      Change in
                    Net Realized        Unrealized Appreciation
Derivative         Gain (Loss)                    (Depreciation)
Warrants             $147,046                          $516,101
Call options           $8,904                              $942
                     $155,950                          $517,043

The following table summarizes derivative transactions for the nine months ended September 30, 2018:

                                                           Call
                                      Warrants          Options
Held as of December 31, 2017           180,560                0
Purchased                              852,907              201
Sold/excercised                           (857)            (282)

Held as of September 30, 2018        1,032,610              (81)

FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the nine months ended September 30, 2018, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.


INCOME TAXES

At September 30, 2018, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on Schedule of Investments	    $49,873,149
Amortization and accretion cost adjustments
 not included in tax cost basis	                        403,322
Market discount bond cost adjustments for tax purposes (547,298)

Cost of investments for tax purposes	            $49,729,173

Proceeds of securities sold short on
 Schedule of Investments                             $2,785,160

Gross tax unrealized appreciation                    $3,736,382
Gross tax unrealized depreciation                    (4,422,060)

Net tax unrealized depreciation on investments        $(685,678)